Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CornerCap Fundametrics® Large-Cap ETF
Shareholder Report [Line Items]
Fund Name	CornerCap Fundametrics® Large-Cap ETF
Class Name	CornerCap Fundametrics® Large-Cap ETF
Trading Symbol	FUNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes important upcoming changes to the Fund.
Additional Information Phone Number	800-617-0004
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CornerCap Fundametrics® Large-Cap ETF	$8	0.15%
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 204,410,446
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 145,465
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$204,410,446
Number of Holdings	151
Net Advisory Fee	$145,465
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers [1]	(%)
Johnson & Johnson	2.2%
Wells Fargo & Co.	1.8%
Cisco Systems, Inc.	1.6%
First American Government Obligations Fund	1.6%
Citigroup, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Newmont Corp.	1.2%
ConocoPhillips	1.2%
Meta Platforms, Inc.	1.1%
[2]
Material Fund Change [Text Block]
UPCOMING CHANGES
The Board of Trustees for the AMP Trust approved an Agreement and Plan of Reorganization whereby the Fund would reorganize into iShares Large Cap Value Active ETF II, a newly created series of BlackRock ETF Trust, upon receiving shareholder approval. The Reorganization is expected to close in early 2026.

Updated Prospectus Web Address	https://www.cornercapfunl-etf.com/funldocuments

[1]
*	Annualized.

[2]
1	Excludes collateral received for securities on loan.